TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Corporate tax rate	26.50%	25.00%	25.00%
Tax-exempt income	$ 143,000
Tax liability not recognized for undistributed earnings	21,387
Valuation allowance	31,693	24,177
Capital tax loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
Carryforwards amount	29,000
EZchip Semiconductor and EZchip Technologies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	58,000
EZchip Semiconductor [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	16,000
EZchip Inc. and EZchip Semiconductor Inc. [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 10,400